Property, Plant and Equipment - Summary of Changes in Items of Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	€ 641,402,000
Impairment	0
Ending balance	1,028,489,000	€ 641,402,000
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,055,535,000	754,760,000
Additions	452,839,000	294,527,000
Acquisition of Perugini S.r.l.	2,182,000
Disposals	(1,762,000)	(3,314,000)
Reclassifications	0
Exchange differences	(184,000)	9,563,000
Ending balance	1,508,611,000	1,055,535,000
Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	414,134,000	362,043,000
Acquisition of Perugini S.r.l.	1,444,000
Depreciation charge for the year	62,591,000	50,338,000
Impairment		44,000
Disposals	(1,662,000)	(2,748,000)
Exchange differences	3,615,000	4,457,000
Ending balance	480,122,000	414,134,000
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	90,544,000
Ending balance	119,609,000	90,544,000
Land and Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	166,423,000	159,915,000
Additions	9,714,000	2,306,000
Acquisition of Perugini S.r.l.	687,000
Disposals	0	(293,000)
Reclassifications	24,203,000	1,386,000
Exchange differences	2,593,000	3,109,000
Ending balance	203,620,000	166,423,000
Land and Buildings | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	75,879,000	69,431,000
Acquisition of Perugini S.r.l.	145,000
Depreciation charge for the year	7,201,000	5,948,000
Disposals		(293,000)
Reclassifications	(10,000)
Exchange differences	796,000	793,000
Ending balance	84,011,000	75,879,000
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	237,529,000
Ending balance	280,057,000	237,529,000
Plant and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	523,764,000	445,739,000
Additions	41,942,000	39,399,000
Acquisition of Perugini S.r.l.	1,052,000
Disposals	(1,550,000)	(2,693,000)
Reclassifications	45,274,000	33,917,000
Exchange differences	5,306,000	7,402,000
Ending balance	615,788,000	523,764,000
Plant and Machinery | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	286,235,000	248,482,000
Acquisition of Perugini S.r.l.	914,000
Depreciation charge for the year	47,563,000	36,628,000
Impairment		44,000
Disposals	(1,505,000)	(2,210,000)
Exchange differences	2,524,000	3,291,000
Ending balance	335,731,000	286,235,000
Industrial and Commercial Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	10,208,000
Ending balance	11,889,000	10,208,000
Industrial and Commercial Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	51,640,000	46,269,000
Additions	5,008,000	3,524,000
Acquisition of Perugini S.r.l.	313,000
Disposals	(125,000)	(18,000)
Reclassifications	2,827,000	1,467,000
Exchange differences	349,000	398,000
Ending balance	60,012,000	51,640,000
Industrial and Commercial Equipment | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	41,432,000	35,057,000
Acquisition of Perugini S.r.l.	274,000
Depreciation charge for the year	6,358,000	6,250,000
Disposals	(72,000)	(5,000)
Exchange differences	131,000	130,000
Ending balance	48,123,000	41,432,000
Other Tangible Assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,594,000
Ending balance	4,246,000	4,594,000
Other Tangible Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15,182,000	12,891,000
Additions	317,000	1,337,000
Acquisition of Perugini S.r.l.	130,000
Disposals	(86,000)	(249,000)
Reclassifications	673,000	821,000
Exchange differences	287,000	382,000
Ending balance	16,503,000	15,182,000
Other Tangible Assets | Depreciation and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	10,588,000	9,073,000
Acquisition of Perugini S.r.l.	111,000
Depreciation charge for the year	1,469,000	1,512,000
Disposals	(85,000)	(240,000)
Reclassifications	10,000
Exchange differences	164,000	243,000
Ending balance	12,257,000	10,588,000
Assets Under Construction and Advances
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	298,527,000
Ending balance	612,688,000	298,527,000
Assets Under Construction and Advances | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	298,527,000	89,946,000
Additions	395,858,000	247,961,000
Disposals		(61,000)
Reclassifications	(72,977,000)	(37,591,000)
Exchange differences	(8,720,000)	(1,728,000)
Ending balance	€ 612,688,000	€ 298,527,000